Backlog	9 Months Ended
Sep. 30, 2016
Backlog [Abstract]
Backlog Disclosure [Text Block]

Note 12 — Backlog

At September 30, 2016 and December 31, 2015, the Company’s contractual construction backlog, which represents the amount of revenue the Company expects to realize from work to be performed on uncompleted contracts in progress, was $402.0 million and $355.4 million, respectively. In addition, Service backlog as of September 30, 2016 and December 31, 2015 was $48.1 million and $22.7 million, respectively.